                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [ X ] is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    A. Alex Porter
Address: c/o Porter, Felleman Inc.
         100 Park Avenue, Suite 2120
         New York, NY 10017



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. Alex Porter
Title:   Principal
Phone:   212-689-1203

Signature, Place, and Date of Signing:


         /s/ A. Alex Porter      New York, NY          8/9/2000
              [Signature]        [City, State]          [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-                      Paul Orlin
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     119

Form 13F Information Table Value Total:     $195,947,055



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Paul Orlin

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE
                        December 31, 1999
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ADVANCE PARADIGM
 INC                             7491103     310,500    14,400    X                 X            1                 X
ADVANTAGE LEARNING
 SYSTEMS INC                    0075K100   1,390,606   124,300    X                 X            1                 X
AES CORP                       00130H105  11,323,130   151,480    X                 X            1                 X
ALLIED HOLDINGS
  INC                           19223106     604,574    98,700    X                 X            1                 X
ALPINE GROUP INC                20825105   7,976,064   619,500    X                 X            1                 X
AMERICAN FINANCIAL
 HLDGS INC                      26075101   2,010,000   160,000    X                 X            1                 X
ANCOR COMMUNI-
 CATIONS                       03332K108     543,000      8000    X                 X            1                 X
APAC CUSTOMER
 SERVICES INC                  1.85E+108     126,563     9,000    X                 X            1                 X
AUSPEX SYSTEMS INC              52116100      51,250     5,000    X                 X            1                 X
BAAN CO NV                     N08044104     237,300    16,800    X                 X            1                 X
BANK OF AMER CORP               60505104   3,663,687    73,000    X                 X            1                 X
BEA SYSTEMS INC                 73325102     314,719     4,500    X                 X            1                 X
BLOCKBUSTER INC
  CL A                          93679108     334,375    25,000    X                 X            1                 X
BLUEFLY INC                     96227103     525,938    51,000    X                 X            1                 X
BROADVISION INC                111412102     510,188     3,000    X                 X            1                 X
BROADVISION MAR
 23.375                         32199WO0     226,875       330          X           X            1                 X
BUSINESS OBJECTS
 SA SPONSORED                  12328X107   1,202,625      9000    X                 X            1                 X
CANADIAN NATURAL
  RESOURCES                    136385101   1,821,842    75,000    X                 X            1                 X
CARPENTER TECH-
 NOLOGY CORP                   144285103   2,705,337    98,600    X                              1                 X
CENTURA SOFTWARE
  CORP                         15640W103     103,313    19,000    X                 X            1                 X
CHEMDEX CORP                   163595101     333,000     3,000    X                 X            1                 X
CHOICEPOINT INC                170388102   5,047,750   122,000    X                 X            1                 X
CHS ELECTRONICS
 INC NEW                              HS      63,563    56,500    X                 X            1                 X
CINAR
 CORPORATION                        CINR     122,500     5,000    X                 X            1                 X
CLOSURE MEDICAL




 CORP                          189093107     181,538    14,100    X                 X            1                 X
CNS INC                        126136100     115,088    27,900    X                 X            1                 X
COMDISCO INC                   200336105   3,408,375    91,500    X                 X            1                 X
COMMERCE GROUP
 INC-MASS.                     200641108     379,753    14,536    X                 X            1                 X
COMMONWEALTH
 BANKSHARES INC                202736104     672,696    74,744    X                 X            1                 X
CONVERGY'S CORP                212485106   1,845,000    60,000    X                 X            1                 X
COOPER CAMERON
  CORP                         216640102     978,750    20,000    X                 X            1                 X
CRESTLINE CAPITAL
  CORP                         226153104     686,813    33,300    X                 X            1                 X
DANA CORP                      235811106     449,063   150,000    X                 X            1                 X
DAVOX CORP                     239208101     117,750     6,000    X                 X            1                 X
DIAL CORP NEW                  25247D101     685,613    28,200    X                 X            1                 X
DIAMOND TECHNOLOGY
  PARTNERS                     252762109   1,839,063    21,400    X                 X            1                 X
DYERSBURG CORP                       DBG     330,000   352,000    X                 X            1                 X
EL PASO ELECTRIC
 CO NEW                        283677854   7,078,737   721,400    X                 X            1                 X
ELAN CORP PLC-ADR              284131208   1,386,500    47,000    X                 X            1                 X
EWMC INTER-
 NATIONAL INC                  268937109     450,133 1,228,863    X                 X            1                 X
EXCO RESOURCES INC
  NEW                          269279204     449,500    62,000    X                 X            1                 X
FASTENAL CO                    311900104   1,819,969    45,000    X                 X            1                 X
GARDENBURGER INC               365476100     298,125    45,001    X                 X            1                 X
GELTEX PHARMA-
 CEUTICALS INC                 368538104     140,938    11,000    X                 X            1                 X
GENERAL MOTORS
  CORP                         370442105   1,453,750    20,000    X                 X            1                 X
GENRAD INC                     372447102   3,305,625   201,000    X                 X            1                 X
GENZYME CORP -
 TISSUE REPAIR                 372917401      74,750    26,000    X                 X            1                 X
GETTY REALTY CORP
  NEW                          374297109     928,562    83,000    X                 X            1                 X
GLIATECH INC                   37929C103     249,375    15,000    X                 X            1                 X
GLOBAL TECH
 APPLICATIONS INC              G39320109     822,250   119,600    X                 X            1                 X
GLYKO BIOMEDICAL
  LTD                           37990415     383,450    92,800    X                 X            1                 X
HEIDRICK &
 STRUGGLES
 INTL INC                      422819102   2,311,075    54,700    X                 X            1                 X
HUDSON CITY BANCORP
  INC                          443683107   1,007,813    75,000    X                 X            1                 X
HUMMINGBIRD LTD                44544R101     579,500    19,000    X                 X            1                 X
INFORMIX CORP                  456779107     171,563    15,000    X                 X            1                 X
INTERACTIVE
 PICTURES CORP                 46059S101     373,000    16,000    X                 X            1                 X
INTERIM SERVICES




 INC                           45868P100   6,615,675   267,300    X                 X            1                 X
IRON MOUNTAIN
 INC PA                        462846106   6,563,222   166,950    X                 X            X                 X
IRON MOUNTAIN
 INC-DEL                         HOOO481     389,194     9,900    X                 X            1                 X
IT GROUP INC                   465266104   2,217,248   242,899    X                 X            1                 X
KIMCO REALTY CORP              49446R109   8,705,875   257,000                      X            1                 X
KV PHARACEUTICAL
   CO CL A                     482740206     250,088    11,400    X                 X            1                 X
LABOR READY INC
  NEW                          505401208     291,000    24,000    X                 X            1                 X
LERNOUT &
 HAUSPIE SPEECH                B5628B104   1,073,000    23,200    X                 X            1                 X
LIFELINE SYSTEMS
  INC                          532192101     874,500    58,300    X                 X            1                 X
MANULIFE FINANCIAL
  CORP                         56501R106     279,125    21,000    X                 X            1                 X
MASCOTECH INC                  574670105      92,240    72,700    X                 X            1                 X
MICHAELS STORES
  INC                          594087108   1,467,750    51,500    X                 X            1                 X
MICRO WAREHOUSE
 INC                           59501B105     388,500    21,000    X                 X            1                 X
MID ATLANTIC
 MEDICAL SERVICES              59523C107     245,219    29,500    X                 X            1                 X
MONTANA POWER CO               612085100   4,688,125   130,000    X                 X            1                 X
NAVISTAR INTER-
 NATIONAL CORP NEW             6.39E+112     470,000    10,000    X                 X            1                 X
NIAGARA MOHAWK
 HOLDINGS INC                  653520106   6,359,682   456,300    X                 X            1                 X
NORTH AMERICAN
 VACCINE INC                   657201109     544,500   121,000    X                 X            1                 X
NU HORIZONS
 ELECTRONICS CORP              669908105     530,000    40,000    X                 X            1                 X
OCEAN ENERGY INC
 TEX (NEW)                     6.75E+110     172,546    22,264    X                 X            1                 X
OGLEBAY NORTON CO              677007106   9,086,750   382,600    X                 X            1                 X
OPTICAL SECURITY
 GROUP INC NEW                 683848204      10,080    14,400    X                 X            1                 X
P-COM INC                           PCMS     566,000    64,000    X                 X            1                 X
PARK-OHIO HLDGS
  CORP                         700666100   2,187,313   228,500    X                 X            1                 X
PAYLESS SHOESSOURCE            704379106   6,204,000   132,000    X                 X            1                 X
PMC COMMERCIAL
 TRUST-SBI                     693434102   1,433,700   131,600    X                 X            1                 X
POLYVISION CORP                731805107     276,313   113,000    X                 X            1                 X
POTOMAC ELECTRIC
  POWER CO                     737679100     458,750    20,000    X                 X            1                 X
PRE-PAID LEGAL
 SERVICES INC                  740065107   2,083,200    86,800    X                 X            1                 X
PRE-SE TECHNOLOGIES
 INC                           713569309     120,479    14,332    X                 X            1                 X




RESEARCH IN MOTION
 LTD NEW                       760975102     115,469     2,500    X                 X            1                 X
RESOURCE BANCSHARES
 MORTGAGI                      761197102     249,219    55,000    X                 X            1                 X
RIO ALTO EXPLORATION
  LTD                          766892103     983,929    70,000    X                 X            1                 X
RITCHIIE BROS
 AUCTIONEERS INC               767744105     804,750    29,000    X                 X            1                 X
SAP AG-SPONSORED
  ADR                          803054204   5,404,088   103,800    X                 X            1                 X
SCHWEITZER MAUDUIT
  INTL INC                     808541106   2,195,688   153,400    X                 X            1                 X
SCIENT CORP                    80864H109     726,075     8,400    X                 X            1                 X
SCM MICROSYSTEMS
  INC                          784018103   2,391,263    37,400    X                 X            1                 X
SEACOR HOLDING INC             811904101   6,624,000   128,000    X                 X            1                 X
SEALED AIR CORP
  NEW                          81211K100   9,844,376   190,000    X                 X            1                 X
SELECT COMFORT
 CORP                               AIRB      40,625    10,000    X                 X            1                 X
SENSORMATIC ELEC-
 TRONICS CORP                  817265101     174,375    10,000    X                 X            1                 X
SLM HOLDING CORP               78442A109   8,027,500   190,000    X                 X            1                 X
SOFTNET SYSTEMS
  INC                          833964109   2,492,975    94,800    X                 X            1                 X
SOMERSET GROUP INC             834706103     687,824    35,906    X                 X            1                 X
SUMMIT TECHNOLOGY
  INC                          8.66E+105     476,266    40,750    X                 X            1                 X
SUNGLASS HUT INTER-
 NATIONAL INC                  86736F106     348,750    31,000    X                 X            1                 X
SUNRISE ASSISTED
 LIVING INC                    86768K106     158,125    11,500    X                 X            1                 X
SUNRISE TECH-
 NOLOGIES INC                  86769L103     318,938    27,000    X                 X            1                 X
SUPERIOR TELECOM
  INC                          868365107     972,563    63,000    X                 X            1                 X
SYLAN LEARNING
 SYSTEMS INC                   871399101     247,000    19,000    X                 X            1                 X
TALK.COM INC                   874264104     923,000    52,000    X                 X            1                 X
TETRA TECH INC NEW             88162G103   1,146,975    74,600    X                 X            1                 X
TITAN PHARMA-
 CEUTICALS INC-DEL             888314101     476,900    25,100    X                 X            1                 X
TREX INC                       89531P105     272,850    10,200    X                 X            1                 X
ULTIMATE
 ELECTRONICS INC               903849107   1,032,075    41,700    X                 X            1                 X
UNITED STATIONERS
  INC                          913004107     605,525    21,200    X                 X            1                 X
US PLASTIC LUMBER
 CORP                          902948108     369,000    48,000    X                 X            1                 X
USWEB CORP                     917327108   1,377,563    31,000    X                 X            1                 X
UTS BLUE RIDGE




 REAL ESTATE CO                 96005103      95,000    10,000    X                 X            1                 X
VENTANA MEDICAL
 SYSTEM INC                    92276H106     796,000    32,000    X                 X            1                 X
WILLIAMS COMPANIES             969457100   1,986,563    65,000    X                 X            1                 X
Z-TELL TECH-
 NOLOGIES INC                  988792107     908,438    22,500    X                 X            1                 X
ZORAN CORP                     98975F101   1,616,750    29,000    X                 X            1                 X
                                  Total: 195,947,055













































02903001.AA4

